Flight Equipment Held For Operating Leases, Net (Contractual Commitments For Prepayment And Purchase Of Flight Equipment) (Details) (Flight Equipment Held For Operating Leases [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Recorded Unconditional Purchase Obligation [Line Items]
2013	$ 721,214
2014	295,127
2015	309,180
Capital Expenditures [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2013	623,554
2014	164,957
2015	283,146
Pre-Delivery Payments [Member]
Recorded Unconditional Purchase Obligation [Line Items]
2013	97,660
2014	130,170
2015	$ 26,034